RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS
14	RIGHT-OF-USE ASSETS

The Group leases several assets including office and residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ship equipment	Total
Cost:	US$’000	US$’000	US$’000	US$’000
Balance at 1 January 2020	2,733	85,534	271	88,538
Additions	539	20,833	83	21,455
Derecognition of right-of-use asset	(80)	(18,449)	(167)	(18,696)
Acquisitions of subsidiary (Note 39.1)	-	-	87	87
Adjustment (1)	(80)	-	-	(80)
Reclassification to disposal group held for sale (Note 38)	(399)	-	-	(399)
Effect of foreign currency exchange differences	34	-	-	34
Balance at 31 December 2020	2,747	87,918	274	90,939
Additions	371	20,254	243	20,868
Derecognition of right-of use-asset	(310)	(12,285)	(41)	(12,636)
Effect of foreign currency exchange differences	88	-	-	88
Balance at 31 December 2021	2,896	95,887	476	99,259

Accumulated depreciation:
Balance at 1 January 2020	601	30,307	142	31,050
Depreciation from continuing operations	946	24,507	167	25,620
Depreciation from discontinued operation	73	1,739	-	1,812
Derecognition of right-of-use asset	(80)	(18,449)	(167)	(18,696)
Adjustment (1)	(80)	-	-	(80)
Reclassification to disposal group held for sale (Note 38)	(82)	-	-	(82)
Effect of foreign currency exchange differences	3	-	-	3
Balance at 31 December 2020	1,381	38,104	142	39,627
Depreciation from continuing operations	938	34,781	117	35,836
Depreciation from discontinued operation	34	-	-	34
Derecognition of right-of-use asset	(310)	(9,252)	(41)	(9,603)
Effect of foreign currency exchange differences	54	-	-	54
Balance at 31 December 2021	2,097	63,633	218	65,948

Impairment:
Balance at 1 January 2020, 31 December 2020	-	2,250	-	2,250
Derecognition of right-of-use asset	-	(360)	-	(360)
Reversal of impairment from continuing operations	-	(1,046)	-	(1,046)
Balance at 31 December 2021	-	844	-	844

Carrying amount:
As at 31 December 2021	799	31,410	258	32,467
As at 31 December 2020	1,366	47,564	132	49,062

(1)
Refers to lease modification during the period.

Right-of-use assets are depreciated over the remaining period of the lease. The average lease term is between 1 and 4 years for property, between 1 and 5 years for ships, and between 2 and 4 years for ship equipment.

Depreciation expense of US$34,898,000 (2020: US$26,413,000 and 2019: US$30,449,000) for ships and ship equipment are recognised in cost of sales and the depreciation expense of US$938,000 (2020: US$1,019,000 and 2019: US$601,000) for office and residential property is recognised separately in administrative expense.

The Group has options to purchase certain ships at set prices at certain dates within the contracts. The exercise price is not included in the right-of-use assets for these ships because it is not reasonably certain that the options will be exercised.

For the year ended 31 December 2021, the Group recognised expense of US$90,763,000 (2020: US$42,946,000 and 2019: US$63,113,000) for short-term leases (i.e. a lease period of 12 months or less), US$58,000 (2020: US$84,000 and 2019: US$73,000) for leases of low value assets and US$90,763,000 (2020: US$42,946,000 and 2019: $55,952,000) for variable lease payments in connection with pool arrangements not included in the measurement of the lease liability.

Corresponding lease liabilities are disclosed in Note 24.